Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q3PH

Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 36

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), January 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Municipal Green Bond ETF ..................................... 83,000 $ 2,006,940
Total Management Investment Companies (Cost $2,255,732) .....................
2,006,940
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
b
Haven at Elgin LLC ,
5.25%, 7/01/53 ................................................... $ 7,890,000 8,168,825
5.25%, 12/31/53 ................................................... 27,770,000 28,751,366
36,920,191
Total Corporate Bonds (Cost $35,660,000) ......................................
36,920,191
Senior Floating Rate Interests 0.2%
Equity Real Estate Investment Trusts (REITs) 0.1%
b,c,d
Centennial Gardens LP , Delayed Draw Term Loan , 5.579% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... 11,421,695 11,421,695
Real Estate Management & Development 0.1%
b,c,d
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 5.23% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 4,625,353 4,770,658
Total Senior Floating Rate Interests (Cost $16,047,048) ..........................
16,192,353
Municipal Bonds 97.8%
Alabama 1.8%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,556,303
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,292,570
e
Black Belt Energy Gas District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 26,090,000 26,142,931
Revenue, 2022 B-1, Mandatory Put, 4%, 10/01/27 ......................... 32,950,000 32,963,401
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 12,845,000 13,783,584
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 24,715,000 26,557,657
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,593,936
f
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 13,900,000 12,352,386
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 3,464,753
e
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... 1,000,000 997,501
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 12,850,000 13,996,644
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,269,586
171,971,252
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 16,762,425
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 13,412,263
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 2,967,108
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 0.5%, 6/01/31 ................ 160,000 159,013
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 2,000,000 1,990,026
35,290,835

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 2.3%
Arizona Industrial Development Authority ,
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/32 ............ $ 205,000 $ 214,657
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/33 ............ 220,000 229,731
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/34 ............ 230,000 229,139
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/35 ............ 235,000 230,430
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/36 ............ 220,000 212,428
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/41 ............ 720,000 656,874
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/51 ............ 550,000 469,740
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/61 ............ 6,050,000 4,960,124
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 10,000,000 9,257,235
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 9,527,261
e
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-2 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,537,222
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,673,741
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 25,062,732
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 5,000,000 5,201,804
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 14,275,182
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 7,477,217
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 6,321,660
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 12,419,505
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,905,925
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 15,500,000 15,523,419
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 E, 4%, 1/01/45 ............... 10,000,000 9,758,786
Banner Health Obligated Group, Revenue, 2019 F, 4%, 1/01/45 ............... 25,000,000 24,396,965
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 5,000,000 5,296,036
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 17,872,912
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 3,962,067
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,239,298
217,912,090
Arkansas 0.2%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 6,199,680
University of Arkansas ,
Fayetteville, Revenue, 2017, 5%, 11/01/47 ............................... 6,500,000 6,912,189
Fayetteville, Revenue, 2019 A, Refunding, 5%, 11/01/49 ..................... 3,000,000 3,241,090
16,352,959
California 6.7%
f
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,530,378
e
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,848,627
e
California Community Choice Financing Authority ,
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 15,000,000 15,238,085
Revenue, 2023 A-1, Mandatory Put, 5%, 8/01/29 .......................... 5,000,000 5,341,086

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... $ 22,400,000 $ 19,784,090
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 17,850,000 15,738,232
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 10,000,000 6,613,606
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 425,000 460,020
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 620,000 669,431
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 7,815,000 8,459,839
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 12,495,000 13,547,377
f
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 12,000,000 8,560,631
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 5,300,000 4,677,144
f
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 21,778,097
f
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,655,278
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 3,812,952
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 10,186,299
GO, C, AGMC Insured, Zero Cpn., 8/01/39 ............................... 7,500,000 3,751,345
f
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 8,303,429
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 9,258,875
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 11,468,440
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 13,700,000 12,224,809
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 7,110,434
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,105,000 2,714,572
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,855,000 6,255,983
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 13,549,669
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 10,105,359
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 1,670,000 1,154,039
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 15,000,000 11,824,828
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 21,258,009
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 19,908,177
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 9,000,000 9,310,800
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 15,475,000 17,232,760
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 20,000,000 22,016,466
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 20,204,202
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 15,709,406
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn., 8/01/31 ............................ 2,055,000 1,601,015
GO, 2009, AGMC Insured, Zero Cpn., 8/01/32 ............................ 7,830,000 5,882,921
GO, 2009, AGMC Insured, Zero Cpn., 8/01/33 ............................ 7,660,000 5,537,466
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,143,819
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,135,480
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,426,390
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,120,658

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
$ 20,000,000 $ 11,543,862
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 39,805,000 41,462,548
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,750,755
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 49,675,445
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn., 9/01/33 ....................................... 6,065,000 5,746,010
GO, 2011 A, Zero Cpn., 9/01/41 ....................................... 20,000,000 19,525,500
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/35 ........................... 10,000,000 6,361,962
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 18,865,000 11,327,419
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/37 ........................... 10,000,000 5,692,906
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 9,455,912
State of California ,
GO, 5.9%, 4/01/23 ................................................. 300,000 301,751
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,041
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/29 .................... 10,000,000 8,312,734
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/30 .................... 20,845,000 16,730,130
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/31 .................... 20,000,000 15,464,698
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/32 .................... 10,730,000 7,971,809
647,454,005
Colorado 3.1%
City & County of Denver ,
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 3,882,223
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 16,764,735
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/37 .................. 10,000,000 10,667,061
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 25,500,000 26,466,453
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 27,482,777
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/45 ............... 10,000,000 11,564,009
Airport System, Revenue, 2022 D, Refunding, 5%, 11/15/53 .................. 10,000,000 10,603,512
Dedicated Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ..................... 39,690,000 41,456,364
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/35 ................ 2,000,000 1,211,644
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/36 ................ 2,500,000 1,438,793
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/37 ................ 2,455,000 1,344,890
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/38 ................ 2,000,000 1,046,146
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,233,502
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 31,972,592
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 12,660,767
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/41 ... 5,000,000 5,156,164
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 10,200,000 10,476,036
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 13,000,000 12,243,123
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 10,500,000 11,105,620
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 4,207,565
Intermountain Healthcare Obligated Group, Revenue, 2019 B, Refunding, 4%,
1/01/40 ........................................................ 10,000,000 10,171,001
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 920,368
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 2,602,787
Eagle River Water & Sanitation District , Wastewater , Revenue , 2020 A , AGMC Insured ,
4% , 12/01/45 ..................................................... 1,250,000 1,260,524
f
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,565,656
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 730,618

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Hunters Overlook Metropolitan District No. 5, (continued)
GO, 2019 A, 5%, 12/01/49 ........................................... $ 1,000,000 $ 929,185
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 3,058,659
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 24,803,290
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/39 ............................................. 1,000,000 977,773
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 410,628
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 924,043
294,338,508
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,234,081
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,200,000 2,211,451
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,771,534
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/41 ... 5,000,000 4,708,550
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 6,000,000 6,058,769
State of Connecticut , Special Tax , 2020 A , 4% , 5/01/39 .......................
1,650,000 1,686,255
22,670,640
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,103,277
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,437,210
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,048,775
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 1,600,000 1,511,997
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 2,946,637
8,047,896
Florida 9.5%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 2,132,616
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,410,751
Babcock Ranch Community Independent Special District ,
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,615,935
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 1,500,000 1,210,412
Brevard County Health Facilities Authority ,
Health First, Inc. Obligated Group, Revenue, 2014, Refunding, 5%, 4/01/39 ...... 5,000,000 5,114,176
Health First, Inc. Obligated Group, Revenue, 2022 A, Refunding, 5%, 4/01/52 ..... 10,000,000 10,633,142
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,550,036
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,130,942
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 1,000,000 1,011,994
Capital Trust Agency, Inc. ,
f
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 22,800,000 19,424,759
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 515,339
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 320,105
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 365,363
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 449,677
f
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,412,598

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... $ 5,000,000 $ 5,037,625
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 5,853,977
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 16,908,626
Centre Lake Community Development District ,
Special Assessment, 2021, 3%, 5/01/42 ................................. 1,000,000 725,525
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,275,000 1,010,561
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... 1,105,000 1,103,721
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 8,911,010
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,645,096
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 11,309,509
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 7,049,753
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/37 .......................... 5,000,000 5,428,522
Utilities System, Revenue, 2019 A, 5%, 10/01/44 .......................... 23,780,000 25,618,582
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 9,000,000 9,659,710
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 4,791,308
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 5%, 11/01/50 .. 15,000,000 15,459,288
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 12,498,905
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,373,935
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/26 . 4,500,000 4,084,693
City of Miami Beach ,
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 11,477,032
Stormwater, Revenue, 2015, 5%, 9/01/41 ................................ 10,000,000 10,560,745
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,048,806
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 4,730,000 3,684,040
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 10,150,000 7,654,116
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 5,027,949
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 21,500,000 22,253,465
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 15,131,805
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,193,573
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 5,000,000 4,849,346
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/35 ............ 755,000 472,443
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/36 ............ 800,000 474,356
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/37 ............ 800,000 451,624
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 14,085,440
County of Hillsborough , Wastewater Impact Fee , Revenue , 2021 , 4% , 5/01/37 ......
650,000 672,851
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 7,310,206
County of Miami-Dade ,
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 5,000,000 5,151,434
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 11,000,000 11,419,959

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade, (continued)
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... $ 4,950,000 $ 4,944,940
c
Seaport Department, Revenue, Senior Lien, 2022 A, Refunding, 5.25%, 10/01/52 .. 6,000,000 6,416,524
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 7,369,528
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 10,762,525
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 4,898,662
Transit System, Revenue, 2020 A, 4%, 7/01/48 ........................... 5,000,000 4,880,116
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 27,500,000 26,816,851
County of Monroe ,
Airport, Revenue, 2022, 5.25%, 10/01/47 ................................ 1,000,000 1,042,580
Airport, Revenue, 2022, 5%, 10/01/52 .................................. 1,500,000 1,525,068
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,594,255
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 8,618,975
f
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,881,972
f
Epperson North Community Development District , Special Assessment , 144A, 2018
A-1 , 5.5% , 11/01/39 ................................................ 1,500,000 1,536,677
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 . 4,165,000 4,412,420
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/37 . 6,000,000 6,328,058
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/40 . 4,000,000 4,196,402
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/45 . 19,465,000 18,522,586
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 18,985,000 17,670,069
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 317,757
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 527,848
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/33 .................................................... 1,350,000 1,434,814
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 5,350,000 5,443,801
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 7,000,000 6,719,525
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,430,000 1,172,205
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/23 .................... 3,060,000 3,002,821
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/24 .................... 2,560,000 2,442,490
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
15,000,000 14,396,997
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,603,750
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,160,110
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,529,223
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,801,643
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 5,081,844
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 20,738,808
Revenue, 2018 E, 5%, 10/01/48 ....................................... 5,000,000 5,205,129

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... $ 6,500,000 $ 6,059,994
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,833,434
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,388,583
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019 A-1 , Refunding , 5% , 4/01/44 ..................................... 4,220,000 4,408,366
f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 21,937,500
Miami Beach Redevelopment Agency ,
Tax Allocation, 2015 A, Refunding, AGMC Insured, 5%, 2/01/40 ............... 5,000,000 5,039,178
Tax Allocation, 2015 A 2015 B, Refunding, AGMC Insured, 5%, 2/01/44 ......... 12,000,000 12,075,377
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,107,763
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,386,087
Revenue, A, 5%, 7/01/40 ............................................ 49,035,000 49,095,318
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,421,881
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,103,733
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 5,000,000 5,147,976
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,351,157
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 3,842,722
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 7,364,013
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 6,313,406
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,196,693
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 14,550,739
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 3,473,206
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 7,570,000 6,839,435
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 439,514
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 1,000,000 1,003,123
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 4,484,751
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,200,000 1,059,454
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 827,328
g
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,499,792
Reunion West Community Development District , Assessment Area One , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,004,106
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/36 ...................................................... 750,000 602,464
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,225,729

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sarasota County Health Facilities Authority, (continued)
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ $ 1,600,000 $ 1,471,300
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,186,438
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 616,775
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,036,305
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,798,130
Sarasota County Public Hospital District ,
Obligated Group, Revenue, 2022, 4%, 7/01/52 ............................ 15,000,000 14,059,241
Sarasota County Public Hospital District Obligated Group, Revenue, 2018, 4%,
7/01/48 ........................................................ 10,000,000 9,467,667
School District of Broward County , GO , 2022 , 5% , 7/01/51 .....................
26,045,000 29,014,568
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,867,357
South Fork East Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/26 ........................ 100,000 95,974
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 248,000 218,214
Special Assessment, 2021, Refunding, 3%, 5/01/38 ........................ 599,000 463,863
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 6,669,695
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 32,500,000 32,895,506
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 8,184,050
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,895,000 2,026,722
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
10,000,000 10,447,556
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 875,695
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 1,604,426
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,401,999
Tohoqua Community Development District , Special Assessment , 2021 , 4% , 5/01/51 .
1,175,000 937,950
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,922,259
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,121,336
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 5,442,628
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,585,096
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 3,672,060
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,174,101
915,024,087
Georgia 4.1%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,109,834
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,466,589
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,148,459
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,225,345
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,302,775
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 14,934,639
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 15,914,473
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 30,695,296
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,032,426

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Atlanta, (continued)
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. $ 4,845,000 $ 5,171,888
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 49,822
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,531,412
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 19,078,208
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 18,500,000 17,345,082
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 2,343,930
f
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 32,277,305
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/39 ........................................................ 11,420,000 11,630,508
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, 5%, 7/01/46 ...... 15,000,000 15,407,030
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,902,398
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. 13,040,000 13,419,107
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,291,130
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,469,390
Revenue, 2019 A, 5%, 5/15/49 ........................................ 10,000,000 10,306,589
Revenue, 2021 C, 4%, 12/01/28 ....................................... 4,500,000 4,535,142
e
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 16,500,000 16,540,864
e
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 14,500,000 14,532,763
e
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 10,000,000 10,574,669
e,f
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 49,155,000 47,396,804
c,e
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 14,000,000 14,867,978
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 4,765,024
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 7,920,000 8,002,962
Revenue, 2022 A, 5.5%, 7/01/63 ...................................... 2,500,000 2,619,741
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 5,000,000 5,249,432
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,095,043
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 15,000,000 14,765,942
397,999,999
Hawaii 1.2%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 26,835,265
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 25,805,000 27,006,269
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 25,450,000 26,353,664
Airports System, Revenue, 2022 A, 4%, 7/01/47 ........................... 10,000,000 9,540,302
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 8,620,015
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 13,937,904
112,293,419

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ $ 4,200,000 $ 4,431,500
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 3,664,771
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 5,946,529
14,042,800
Illinois 5.6%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 3,500,000 3,592,183
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 18,420,000 18,901,718
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 10,595,475
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 18,668,036
Revenue, Senior Lien, 2020 A, Refunding, 4%, 1/01/35 ..................... 13,015,000 13,575,004
Revenue, Senior Lien, 2022 A, 5%, 1/01/55 .............................. 36,500,000 38,183,150
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,404,371
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,306,539
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,009,870
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,007,408
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,005,490
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,260,552
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,735,594
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,731,669
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,843,651
City of Chicago , GO , 2023 A , 5.5% , 1/01/40 ...............................
2,845,000 3,094,020
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 6,324,445
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,102,527
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 2,010,180
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 4,047,364
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 10,000,000 10,294,967
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 2,684,194
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 2,280,000 2,000,567
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 701,227
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 881,100
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 643,565
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 30,366,291
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 3,500,000 3,673,374
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 3,711,080
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,116,606
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 6,240,000 6,722,844
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 10,000,000 5,198,464
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 468,921
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 365,000 330,876
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 36,000,000 31,881,334

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/24 .................................. $ 3,850,000 $ 3,632,620
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/26 .................................. 7,700,000 6,818,978
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 6,235,000 6,237,049
State of Illinois ,
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,037,133
GO, 2017 A, 5%, 12/01/35 ........................................... 2,000,000 2,092,967
GO, 2017 A, 5%, 12/01/36 ........................................... 6,070,000 6,325,502
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,086,723
GO, 2017 D, 5%, 11/01/28 ........................................... 6,425,000 6,894,264
GO, 2018 A, 5%, 5/01/34 ............................................ 3,010,000 3,186,304
GO, 2019 A, 5%, 11/01/28 ........................................... 10,000,000 10,870,284
GO, 2019 B, 4%, 11/01/34 ........................................... 6,410,000 6,458,969
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,375,334
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 3,871,670
GO, 2020, 5.5%, 5/01/30 ............................................ 6,000,000 6,774,749
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 8,557,075
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 3,615,143
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 9,479,601
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 4,409,093
GO, 2020 C, 4%, 10/01/41 ........................................... 3,010,000 2,830,417
GO, 2021 A, 5%, 3/01/33 ............................................ 5,000,000 5,463,331
GO, 2021 A, 4%, 3/01/38 ............................................ 5,000,000 4,887,301
GO, 2021 B, 5%, 3/01/25 ............................................ 4,500,000 4,688,387
GO, 2021 B, 4%, 12/01/34 ........................................... 5,000,000 5,045,044
GO, 2022 B, 5%, 10/01/30 ........................................... 14,650,000 16,113,331
GO, 2022 B, 5%, 10/01/31 ........................................... 26,500,000 29,296,198
GO, 2022 C, 5%, 10/01/38 ........................................... 15,000,000 16,005,726
GO, 2022 C, 5.5%, 10/01/40 ......................................... 18,050,000 19,864,498
GO, 2022 C, 5.5%, 10/01/41 ......................................... 10,000,000 10,952,974
GO, 2022 C, 5.5%, 10/01/44 ......................................... 16,000,000 17,361,118
Sales Tax, Revenue, 2016 C, Refunding, 4%, 6/15/26 ...................... 5,000,000 5,098,072
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, Pre-Refunded, 3.75%,
12/01/36 ....................................................... 10,090,000 10,768,533
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, Pre-Refunded, 5.75%,
12/01/36 ....................................................... 785,000 826,179
f
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 6,392,994
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 28,136,528
535,528,745
Indiana 2.8%
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 7,346,624
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,175,470
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 11,954,005
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 14,145,974
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 6,136,851
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 17,936,065
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 24,691,728

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... $ 30,000,000 $ 31,008,021
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 5,510,452
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. 3,000,000 2,208,258
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 4,034,393
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,478,493
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 10,497,063
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,406,150
University of Evansville, Revenue, 2022 A, Refunding, 5.25%, 9/01/57 .......... 10,000,000 9,812,865
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 5,893,336
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 22,473,694
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
8,525,000 8,617,177
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 25,614,595
Revenue, 2019 A, 4%, 2/01/44 ........................................ 3,000,000 3,027,055
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 44,896,282
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 6,329,618
273,194,169
Iowa 0.6%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 8,000,000 8,055,073
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 7,833,959
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 20,730,000 18,930,147
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 25,285,000 25,301,655
60,120,834
Kansas 0.4%
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,076,855
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 10,355,821
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,261,926
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 17,415,643
36,110,245
Kentucky 1.9%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. 4,310,000 4,511,636
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,548,970
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,322,918
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,016,293
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,110,084
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 2,554,369
e
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 1,857,088
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,783
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,582,316
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,090,892
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,009,855

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
$ 2,340,000 $ 1,703,727
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,645,904
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,236,540
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,296,397
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 683,150
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 303,124
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,847,741
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 10,214,548
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 5,319,163
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 8,201,545
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,162,331
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 1,914,515
e
Kentucky Public Energy Authority ,
Revenue, 2019 C, Mandatory Put, 4%, 2/01/28 ........................... 37,000,000 37,119,528
Revenue, 2022 A-2, Mandatory Put, 4.081%, 8/01/30 ....................... 5,000,000 4,773,770
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
255,000 255,471
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,677,409
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 3,678,926
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , 2015 A ,
Refunding , 5% , 7/01/33 ............................................. 3,000,000 3,164,850
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,469,589
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 2,672,512
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 4,965,406
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 2,009,062
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,654,446
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 3,323,326
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 3,938,498
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 1,962,251
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,131,436
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,631,085
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,500,268
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 2,252,942
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,174,811
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,477,555
180,967,030
Louisiana 2.5%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 10,715,457
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 6,390,259
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
7,065,000 7,052,992
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,296,463
f
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 9,800,000 8,657,540

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
f
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... $ 4,880,000 $ 4,192,292
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 2,000,000 1,777,322
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 9,455,000 8,967,414
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,265,000 1,983,221
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 6,100,000 5,240,365
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 3,045,793
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 6,350,000 4,875,919
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 6,153,730
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 8,142,703
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 20,000,000 20,479,174
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 15,318,402
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 11,514,639
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 27,500,000 28,518,663
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 7,942,426
f
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,513,484
f
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 14,007,224
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 3,769,161
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 3,779,579
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,920,448
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 6,058,090
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,103,065
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 8,405,627
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 10,311,386
Terrebonne Levee & Conservation District ,
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/40 ....................... 5,065,000 5,127,845
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/41 ....................... 5,165,000 5,229,997
242,490,680
Maine 0.2%
Maine Health & Higher Educational Facilities Authority , MaineHealth Obligated Group ,
Revenue , 2018 A , 5% , 7/01/43 ........................................ 3,000,000 3,126,319
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 16,569,381
19,695,700
Maryland 1.1%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 10,350,507
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 10,280,611
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 9,751,638
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 5,654,336
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 1,000,000 950,233
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/56 . 1,415,000 1,452,843
Purple Line Transit Partners LLC, Revenue, 2022 A, 5%, 11/12/28 ............. 10,000,000 10,368,084
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 10,000,000 10,290,412

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... $ 12,500,000 $ 12,750,961
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 23,000,000 20,270,551
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 2,998,242
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,465,000 5,658,641
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,477,129
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... 3,420,000 3,406,001
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 3,493,235
111,153,424
Massachusetts 2.1%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 20,096,168
GO, 2017 B, 5%, 4/01/47 ............................................ 12,335,000 13,096,694
GO, 2018 E, 5.25%, 9/01/43 ......................................... 10,000,000 11,011,098
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 26,659,712
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 16,146,819
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 11,462,557
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 451,397
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,533
Massachusetts Development Finance Agency ,
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/41 .. 10,135,000 10,532,165
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 15,477,772
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 700,491
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 2,580,809
f
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 2,884,037
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 10,473,428
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 1,911,195
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 2,271,179
Massachusetts Port Authority ,
Revenue, 2021 E, 5%, 7/01/51 ........................................ 24,870,000 26,207,026
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 7,819,800
Massachusetts School Building Authority , Revenue , 2018 A , 4% , 2/15/43 ..........
10,750,000 10,787,111
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,434,690
199,229,681
Michigan 1.1%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,022
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,024
Michigan Finance Authority ,
BHSH System Obligated Group, Revenue, 2016 A, 5%, 11/01/44 .............. 10,000,000 10,259,673
Bronson Health Care Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 10,000,000 10,129,350
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 20,000,000 20,730,796
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 994,054
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 1,971,749
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,471,588
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,460,371
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 964,748

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... $ 4,000,000 $ 3,618,600
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 3,635,000 3,746,350
Michigan State Building Authority , Revenue , 2013 1-A , Refunding , 5.25% , 10/15/44 ..
20,655,000 20,951,657
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 10,025,000 10,169,036
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 6,549,000
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 8,703,516
101,740,534
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 26,078,713
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,919,872
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,485,941
f
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 3,000,000 2,741,576
Mississippi Home Corp. ,
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 498,200
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 759,541
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 13,683,439
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 4,532,822
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 3,464,038 2,696,839
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,381,952 4,219,496
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 6,530,682
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 30,244,731
100,391,852
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2015 A, 4%, 1/01/45 .............. 20,005,000 19,466,341
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 3,846,709
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,399,965
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 7,784,221
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 20,846,560
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,357,652
82,701,448
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 10,397,395
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 6,585,648
16,983,043

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska 0.8%
e
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... $ 15,000,000 $ 15,858,064
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... 10,000,000 10,319,722
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,847,201
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 10,390,354
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 10,486,549
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 7,745,663
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 5,403,699
73,051,252
Nevada 0.3%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,858,849
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 10,099,574
Clark County School District ,
GO, 2020 A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 900,744
GO, 2020 A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 869,537
GO, 2020 A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,019,237
GO, 2020 A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 735,708
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,540,105
27,023,754
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 5,000,000 5,179,128
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,103,795
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 10,680,738
19,963,661
New Jersey 3.2%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,378,016
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,565,935
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 18,450,000 19,363,251
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 10,000,000 10,600,034
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, Pre-
Refunded, 5%, 6/15/36 ............................................ 6,850,000 7,933,891
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,030,411
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 2,648,420
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 26,877,560
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 4,977,919
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 5,160,736
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,673,730
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,505,004
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 1,335,000 1,341,400
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 6,410,000 6,286,034

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority ,
Revenue, 2009 A, Zero Cpn., 12/15/36 .................................. $ 500,000 $ 281,630
Revenue, 2009 A, BAM Insured, Zero Cpn., 12/15/39 ....................... 49,830,000 24,398,637
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 22,000,000 10,456,633
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 4,750,000 2,123,369
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 1,002,993
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,354,497
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 15,277,815
Revenue, 2018 A, Refunding, 5%, 12/15/36 .............................. 7,000,000 7,521,018
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 836,166
Revenue, 2019 AA, 5.25%, 6/15/43 .................................... 5,000,000 5,301,429
Revenue, 2019 BB, 5%, 6/15/32 ....................................... 6,135,000 6,828,776
Revenue, 2019 BB, 5%, 6/15/33 ....................................... 3,250,000 3,594,030
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 2,010,707
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 3,000,000 3,347,490
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 5,220,000 5,684,300
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,081,176
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 4,240,000 4,550,831
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 2,671,277
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 20,435,000 21,563,668
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 39,000,000 37,137,863
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 7,250,000 8,431,289
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,432,004
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 17,000,000 16,353,220
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 2,000,000 2,213,626
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 11,805,908
312,602,693
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 18,318,231
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 15,808,705
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,021,944
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 998,233
36,147,113
New York 9.7%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,148,773
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,590
GO, 2018 E-1, 5%, 3/01/40 .......................................... 3,215,000 3,476,953
GO, 2018 E-1, 5%, 3/01/41 .......................................... 11,355,000 12,252,214
GO, 2022 D-1, 5.5%, 5/01/46 ......................................... 2,500,000 2,894,446
GO, 2023 A-1, 4%, 9/01/46 .......................................... 6,000,000 5,918,382
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 13,631,827
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 30,031,434
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 11,822,289
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,003,859
Revenue, 2015 A, 5%, 11/15/40 ....................................... 7,000,000 7,052,067
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,285,701
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 15,000,000 15,203,183
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,232,169
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 4,714,924

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ $ 1,780,000 $ 1,880,869
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/29 ....................... 2,090,000 1,648,745
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 47,530,196
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 9,142,364
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 24,989,530
Revenue, 2020 D, 5%, 11/15/44 ....................................... 50,000,000 51,820,360
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 17,839,408
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,725,000 6,188,492
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 5,996,066
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 30,944,560
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 15,733,478
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 34,145,722
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 13,084,841
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 15,231,802
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 10,612,811
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 11,843,417
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 13,013,760
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 19,762,208
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 9,805,353
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 7,459,101
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 46,108,488
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 29,227,816
New York State Dormitory Authority ,
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 20,731,638
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 26,161,508
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 4%, 3/15/48 5,000,000 4,915,743
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 10,612,401
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/39 ................. 13,270,000 14,396,951
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/37 ........ 25,000,000 27,391,835
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 16,000,000 17,273,194
State of New York Sales Tax, Revenue, 2018 E, 5%, 3/15/46 ................. 73,125,000 78,873,715
State of New York Sales Tax, Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ...... 5,000 5,748
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 19,338,232
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 9,276,839
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/44 7,000,000 7,005,160
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/51 12,115,000 11,887,017
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 36,535,817
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,000,000 5,225,996
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/36 .......................... 5,560,000 5,715,663
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 21,460,000 21,556,105
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 9,360,000 9,580,718
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/33 ............. 7,500,000 8,242,073
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 20,343,794
Revenue, 218, 4%, 11/01/47 ......................................... 13,500,000 12,973,771
Triborough Bridge & Tunnel Authority ,
Revenue, 2022 A, 4%, 11/15/52 ....................................... 10,000,000 9,809,540

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority, (continued)
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 A, Refunding, 5%, 5/15/57 ..................................... $ 8,375,000 $ 9,148,332
930,859,988
North Carolina 0.5%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,500,458
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,173,851
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/33 ...................... 25,000,000 17,598,750
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/34 ...................... 15,000,000 10,097,235
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/35 ...................... 15,215,000 9,695,238
45,065,532
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/33 .. 2,000,000 2,222,147
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 3,500,000 3,868,447
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 1,826,375
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 2,950,000 2,912,172
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 3,400,000 3,323,184
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/40 .. 3,375,000 3,234,689
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 1,875,000 1,760,125
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 9,931,652
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 9,304,794
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 5,830,915
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 10,572,096
54,786,596
Ohio 2.6%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 3,726,064
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 5,374,826
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,073,769
Revenue, 2015 A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,531,537
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 20,000,000 20,623,064
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 18,976,469
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 4,147,168
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 7,120,838
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,579,590
County of Franklin ,
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 10,410,000 9,130,074
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 10,212,114
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 10,250,148
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 11,089,966
County of Hamilton , UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 .....
7,500,000 7,585,480
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 10,269,920
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 10,107,173

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2021 A, Refunding, 4%, 12/01/44 .... $ 6,815,000 $ 6,827,288
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,310,239
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,133,622
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,381,476
Ohio State University (The) , Revenue , 2013 A , 5% , 6/01/38 ....................
10,000,000 10,066,695
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 21,629,574
Revenue, Junior Lien, 2013 A-4, Zero Cpn., 2/15/35 ........................ 35,000,000 42,122,493
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 6,743,780
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/46 .. 10,000,000 10,021,494
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 615,543
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 810,354
247,460,758
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,331,053
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 4,843,140
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,600,848
12,775,041
Oregon 0.9%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 12,539,035
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 21,625,758
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,697,300
Port of Portland ,
Airport, Revenue, Twenty-Eight, 5%, 7/01/52 ............................. 13,755,000 14,557,705
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 2,450,000 2,578,782
Airport, Revenue, Twenty-Seven A, 5%, 7/01/38 ........................... 10,000,000 10,818,121
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 10,000,000 10,570,840
State of Oregon ,
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 5,080,000 5,191,832
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 4,695,000 4,622,878
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/41 ....................................... 5,725,000 2,584,145
GO, 2018 A, Zero Cpn., 6/15/42 ....................................... 5,900,000 2,518,259
GO, 2018 A, Zero Cpn., 6/15/43 ....................................... 5,500,000 2,233,484
91,538,139
Pennsylvania 1.3%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,082,064
City of Philadelphia , Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ...........
1,500,000 1,435,889
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,770,483
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 5% ,
11/01/41 ........................................................ 5,000,000 5,309,945
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 5,143,686
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 440,000 411,214
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 304,323

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority, (continued)
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ $ 3,300,000 $ 2,526,208
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/52 .... 13,785,000 12,055,998
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 4,256,140
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 519,453
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 999,924
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 9,010,851
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022,
5.25%, 6/30/53 .................................................. 4,000,000 4,208,218
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022, 6%,
6/30/61 ........................................................ 5,000,000 5,556,249
UPMC Obligated Group, Revenue, 2022 A, Refunding, 4%, 2/15/40 ............ 5,240,000 5,229,132
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,645,778
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 8,600,695
Philadelphia Gas Works Co. , Revenue , Sixteenth A , AGMC Insured , 4% , 8/01/45 ...
4,000,000 4,016,112
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 6,831,210
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,304,255
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,704,232
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 17,864,395
124,786,454
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 5,586,434
Rhode Island Housing & Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,375
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,380
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,088,128
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,267,247
9,192,564
South Carolina 1.5%
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,031,095
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,182,600
County of Greenwood ,
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/37 ............ 8,465,000 8,603,251
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/39 ............ 1,195,000 1,206,700
f
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,014,169
South Carolina Jobs-Economic Development Authority ,
f
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 23,630,000 19,473,639
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 22,470,000 18,460,289
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-2, 4.75%, 12/01/26 ........... 2,115,000 1,942,162
f
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 17,900,000 12,103,334
f
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 32,000,000 21,017,946

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... $ 10,000,000 $ 10,428,332
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 15,531,790
South Carolina Ports Authority ,
Revenue, 2018, 5%, 7/01/48 ......................................... 10,000,000 10,374,657
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 10,785,641
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,452,714
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,434,848
147,043,167
South Dakota 0.8%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/61 ...................................................... 4,855,000 3,810,407
South Dakota Health & Educational Facilities Authority ,
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,652,648
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 9,821,822
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 36,050,000 36,794,230
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 11,029,019
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 10,259,942
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 5,859,414
81,227,482
Tennessee 3.1%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,010,859
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,874,601
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,360,305
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,544,783
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, 5%, 4/01/36 ...... 3,885,000 3,958,220
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 5%,
4/01/36 ........................................................ 115,000 121,151
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 24,265,000 23,449,247
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 4%,
4/01/41 ........................................................ 735,000 758,918
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, 5%, 4/01/41 .... 2,255,000 2,291,799
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
4/01/41 ........................................................ 115,000 131,285
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 5,001,591
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 2,093,404
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,035,136
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 859,183
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,448,393
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,772,115
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,821,356
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,036,144
Hallsdale-Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 ..........
1,380,000 1,411,126
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,514,141
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 496,008

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... $ 2,995,000 $ 2,996,569
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,953,972
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 4,000,587
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 18,000,000 18,550,681
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/47 .... 22,815,000 23,469,982
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,014,905
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,347,812
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 816,685
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 10,416,139
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 11,386,279
Revenue, 2021 A, 5%, 7/01/40 ........................................ 3,000,000 3,230,920
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 3,500,000 2,894,398
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 7,028,209
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 1,050,000 940,268
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 6,860,000 5,771,744
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,187,518
Metropolitan Government of Nashville & Davidson County , Electric , Revenue , 2014 A ,
5% , 5/15/39 ...................................................... 4,000,000 4,103,170
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 21,113,564
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 2,848,086
Revenue, 2019 B, 5%, 7/01/49 ........................................ 17,475,000 18,251,538
Revenue, 2022 B, 5.5%, 7/01/52 ...................................... 2,500,000 2,752,272
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,253,208
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,769,390
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,061,214
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,793,384
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 41,730,000 45,251,557
Tennessee Housing Development Agency ,
Revenue, 2013 1-C, 4%, 7/01/43 ...................................... 805,000 807,704
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 610,000 595,267
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,005,000 996,973
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 5,745,000 5,609,062
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,024,175
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,609,850
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 821,333
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 995,633
294,653,813
Texas 9.7%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,470,536
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 7,467,290
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 10,271,025
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,106,081
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 20,323,388

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
$ 20,000,000 $ 19,878,428
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 10,378,541
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 20,145,622
f
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,364,086
f
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,333,974
f
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,664,699
City of Corpus Christi , Utility System , Revenue, Junior Lien , 2015 A , 5% , 7/15/40 ...
13,200,000 13,798,316
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 20,012,316
f
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,040,000 18,268,374
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,758,041
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,049,870
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,460,000 1,113,278
f
City of Royse City ,
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,667,230
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 578,765
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,159,037
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 4%, 8/15/42 2,150,000 2,146,181
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 5%, 8/15/47 11,500,000 12,686,164
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,752,113
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,376,540
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 105,268
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 116,358
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 115,860
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 97,284
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 96,540
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... 600,000 610,524
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 693,606
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 636,199
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,212,742
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 7,580,186
f
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 33,600,000 26,110,258
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,878,218
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 21,448,582
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 45,000 45,042
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 10,736,317
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 8,203,132

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
$ 2,000,000 $ 1,746,289
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,620,232
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020 A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 3,887,316
Revenue, Third Lien, 2004 A-3, NATL Insured, Zero Cpn., 11/15/37 ............ 6,300,000 2,691,168
Harris-Waller Counties Municipal Utility District No. 4 ,
GO, 2022, 5%, 11/01/34 ............................................. 795,000 832,171
GO, 2022, 5%, 11/01/38 ............................................. 840,000 855,516
GO, 2022, 5.25%, 11/01/41 .......................................... 1,435,000 1,467,791
GO, 2022, 5.5%, 11/01/44 ........................................... 2,010,000 2,072,564
GO, 2022, 5.5%, 11/01/48 ........................................... 2,645,000 2,701,819
GO, 2022, 5.5%, 11/01/48 ........................................... 2,800,000 2,861,751
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... 3,800,000 3,222,614
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 144,661
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 146,955
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 144,749
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 150,121
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 288,970
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 290,280
GO, 2021, 3%, 9/01/41 ............................................. 375,000 284,856
GO, 2021, 3%, 9/01/46 ............................................. 750,000 534,502
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 862,484
f
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,625,000 9,754,713
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 32,224,908
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 10,043,159
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 10,621,646
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,322,403
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,500,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 5,336,104
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 10,357,768
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 204,613
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 14,400,000 11,408,832
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,590,685
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 16,890,342
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 10,000,000 10,101,187
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 19,440,654
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 10,393,947
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 10,330,117
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 20,000,000 21,265,452
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 35,380,837
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 26,879,505
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 10,455,253
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 26,563,411

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
North Texas Tollway Authority, (continued)
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... $ 7,500,000 $ 3,843,325
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/43 .... 7,500,000 2,449,534
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 33,671,790
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,150,538
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 13,705,000 11,805,441
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 3,765,000 3,142,789
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 1,035,000 845,789
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 36,428,956
San Antonio Water System , Revenue, Junior Lien , 2018 A , Refunding , 5% , 5/15/48 ..
10,000,000 10,654,061
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,004,396
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,002,375
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 24,672,743
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 10,434,158
CHRISTUS Health Obligated Group, Revenue, 2022 A, 4%, 7/01/53 ............ 3,100,000 3,015,115
CHRISTUS Health Obligated Group, Revenue, 2022 A, 5%, 7/01/53 ............ 15,000,000 16,094,345
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, Refunding,
5.25%, 12/01/39 ................................................. 10,000,000 10,141,884
Texas Health Resources Obligated Group, Revenue, 2015 A, 5%, 11/15/52 ...... 5,000,000 5,081,521
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 15,165,000 15,727,306
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , FGIC Insured , ETM, 6% , 9/01/24 .................... 1,825,000 1,894,041
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group, Revenue, 1994, FGIC Insured, ETM, 6%,
9/01/24 ........................................................ 1,825,000 1,894,041
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 12,715,000 13,521,049
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 7,250,000 7,762,550
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,750,000 2,953,547
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/48 ...... 6,250,000 1,643,539
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/49 ...... 5,000,000 1,246,023
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/50 ...... 5,500,000 1,295,415
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 25,133,830
State Water Implementation Revenue Fund for Texas, Revenue, 2022, 5%, 10/15/47 16,050,000 18,077,397
f
Town of Little Elm ,
Valencia Public Improvement District, Special Assessment, 144A, 2021, 3.125%,
9/01/41 ........................................................ 708,000 532,598
Valencia Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/47 831,000 703,714
Town of Ponder ,
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/45 500,000 495,968
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/47 865,000 856,069
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,028,396
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... 790,000 639,375
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 479,307
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 1,172,205

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Westside 211 Special Improvement District, (continued)
GO, Sub. Lien, 2022, 5.625%, 8/15/52 .................................. $ 1,065,000 $ 1,113,063
932,042,508
Utah 1.0%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 2,664,925
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 10,218,954
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 11,140,000 11,465,433
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 13,860,000 14,331,816
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 10,484,659
Airport, Revenue, 2021 A, 5%, 7/01/51 .................................. 10,000,000 10,465,505
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,079,430
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,799,504
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 527,023
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 344,244
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 516,714
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 436,781
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,228,337
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,319,154
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,213,593
Revenue, 2022, 5%, 10/15/46 ........................................ 3,650,000 3,561,430
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 10,686,112
96,343,614
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,336,777
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,253,182
9,589,959
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,112,118
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2020 A , 5% , 7/01/60 ................................................ 19,000,000 20,873,275
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 13,943,497
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,130
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 7,500,000 7,730,770
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ 5,520,000 5,356,337
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 4,000,000 3,570,825
53,656,952
Washington 2.5%
e
Align Capital Trust , Revenue , 2020-4A , Mandatory Put , 3.75% , 1/01/26 ........... 10,482,247 10,063,796
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 22,790,953
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 10,926,875

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
$ 34,480,000 $ 34,480,079
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,010
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/38 ........................................ 15,000,000 15,740,145
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 3,793,906
Revenue, 2021 C, Refunding, 5%, 8/01/46 ............................... 11,915,000 12,600,462
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 31,336,841
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,545,886
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,162,674
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/29 ....................................................... 250,000 280,234
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/30 ....................................................... 265,000 299,108
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/33 ....................................................... 250,000 278,656
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/34 ....................................................... 300,000 287,594
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/40 ....................................................... 870,000 871,889
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/45 ....................................................... 1,200,000 1,170,304
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/48 ....................................................... 910,000 881,722
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 24,180,132
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,176,866
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, 5%, 10/01/41 .. 9,685,000 9,795,674
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 315,000 327,253
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,918,744
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,492,755
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 21,470,459 20,249,341
f
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,965,000 2,443,968
236,100,867
West Virginia 0.7%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,075,853
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 13,615,412
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019 A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,189,801
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 17,190,000 17,553,603
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 21,045,891
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,403,815
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 5,844,415
67,728,790

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 3.9%
Public Finance Authority ,
f
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 21,085,631 $ 17,372,019
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 3,009,872
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,212,633
f
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 39,000,000 32,169,205
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 4,355,143
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 4,736,204
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 1,806,234
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 1,654,018
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 10,000,000 9,603,982
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 885,213
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 10,000,000 7,931,110
e
Duke Energy Progress LLC, Revenue, 2022 B, Refunding, Mandatory Put, 4%,
10/01/30 ....................................................... 2,200,000 2,324,479
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.5%, 7/01/52 ...... 5,000,000 5,587,021
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.625%, 7/01/55 .... 6,620,000 7,391,051
f
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 22,945,000 23,543,082
f
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 42,800,000 42,800,000
f
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 24,375,000 20,428,414
f
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 22,565,000 22,905,998
f
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 B, 7.5%, 12/01/29 ..... 2,645,000 2,644,499
RED River Valley Alliance LLC, Revenue, 2021, 4%, 9/30/51 ................. 730,000 613,229
RED River Valley Alliance LLC, Revenue, 2021, 4%, 3/31/56 ................. 25,185,000 20,569,322
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 13,578,881
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 4,629,796
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 4,954,526
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 11,980,000 11,081,005
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 2,000,000 1,806,679
Triad Educational Services, Inc., Revenue, 2022, 5.25%, 6/15/52 .............. 1,610,000 1,628,390
Triad Educational Services, Inc., Revenue, 2022, 5.375%, 6/15/57 ............. 1,550,000 1,568,299
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 1,120,621
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 10,000 8,111
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ 6,000,000 4,638,128
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 1,010,000 860,881
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 1,725,350
e,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 29,600,000 25,519,788
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 6,945,186
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 12,045,000 12,054,600
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 15,114,921
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 20,264,852
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... 5,200,000 3,986,085

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... $ 1,400,000 $ 1,010,255
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 480,520
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 445,834
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 398,570
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 691,995
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 660,593
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 650,000 534,154
Thedacare, Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 5,224,852
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 758,771
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,101,537
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,425,553
377,761,461
U.S. Territories 3.1%
District of Columbia 2.2%
District of Columbia ,
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,147,528
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,012,596
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,967,131
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,535,000 21,254,629
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 25,110,000 25,837,861
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,160,918
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 7,013,169
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 1,000,000 1,014,016
International School Obligated Group, Revenue, 2019, 5%, 7/01/54 ............ 1,905,000 1,923,717
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 4,590,000 4,723,220
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 26,789,040
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/48 ....................... 10,275,000 10,696,539
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 24,750,000 25,899,051
Dulles Toll Road, Revenue, Second Lien, 2009 C, Pre-Refunded, AGMC Insured,
6.5%, 10/01/41 .................................................. 25,000,000 28,696,355
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 12,906,148
Washington Metropolitan Area Transit Authority , Dedicated , Revenue , 2021 A , 4% ,
7/15/43 ......................................................... 12,775,000 12,843,199
212,885,117
Puerto Rico 0.9%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/28 ..................................... 2,500,000 2,581,161
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 2,385,000 2,402,107
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 11,980,000 12,075,938
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 14,485,000 14,627,804
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 2,725,000 2,746,822
Revenue, 2007 N, 5.25%, 7/01/39 ..................................... 160,000 161,468

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
PR Custodial Trust , Revenue , 2002 A , 5.5% , 7/01/29 .........................
$ 3,613,933 $ 3,577,874
Puerto Rico Electric Power Authority ,
h
Revenue, 2012 A, 5%, 7/01/42 ........................................ 18,925,000 13,247,500
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 5,780,000 5,820,918
h
Revenue, XX, 5.25%, 7/01/40 ........................................ 15,000,000 10,537,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 698,767 674,310
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 454,104 286,086
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 776,785 452,476
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,500,000 3,558,450
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 7,346,000 7,256,002
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 5,593,000 5,348,533
85,354,949
Total U.S. Territories .................................................................... 298,240,066
Total Municipal Bonds (Cost $9,551,846,078) ...................................
9,393,348,099
Total Long Term Investments (Cost $9,605,808,858) .............................
9,448,467,583
a
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
Georgia 0.0%
†
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 1.3% , 9/01/37 ...................... 6,800,000 6,800,000
New York 0.5%
i
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 1.5% , 10/01/46 ...........
8,620,000 8,620,000
i
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2022 DD, Refunding, Daily VRDN and Put, 1.5%,
6/15/33 ........................................................ 19,660,000 19,660,000
Water & Sewer System, Revenue, BB-1A, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 1.2%, 6/15/49 ....................................... 20,000,000 20,000,000
48,280,000
Ohio 0.2%
i
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 1.16% , 6/01/34 ................. 16,235,000 16,235,000
Wisconsin 0.2%
i
University of Wisconsin Hospitals & Clinics , Authority Obligated Group , Revenue , 2018
B , Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1.2% , 4/01/48 19,810,000 19,810,000
Total Municipal Bonds (Cost $91,125,000) ......................................
91,125,000
Total Short Term Investments (Cost $91,125,000 ) ................................
91,125,000
a
Total Investments (Cost $9,696,933,858) 99.3% ..................................
$9,539,592,583
Other Assets, less Liabilities 0.7% .............................................
65,334,284
Net Assets 100.0% ...........................................................
$9,604,926,867

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2023, the aggregate value of these securities was $836,088,896, representing 8.7% of net assets.
g
Security purchased on a when-issued basis.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2022, the Fund held investments in affiliated management investment companies as follows:

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 1,993,245 $ — $ — $ — $ 13,695 $ 2,006,940 83,000 $ 39,408
Total Affiliated Securities ... $1,993,245 $— $— $— $13,695 $2,006,940 $39,408
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 2,006,940 $ — $ — $ 2,006,940
Corporate Bonds ........................ — — 36,920,191 36,920,191
Senior Floating Rate Interests ............... — — 16,192,353 16,192,353
Municipal Bonds ......................... — 9,393,348,099 — 9,393,348,099
Short Term Investments ................... — 91,125,000 — 91,125,000
Total Investments in Securities ........... $2,006,940 $9,484,473,099 $53,112,544 $9,539,592,583
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.